Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2014	2013
Accrued payroll and related costs	$24,717	$48,232
Warranty reserves (Note 15)	33,270	24,449
Estimated cost for completion	54,437	53,160
Customer deposits	14,229	13,432
Debt (nonrecourse) held by VIEs (Note 9)	9,512	6,571
Income tax liability to Weyerhaeuser (Note 18)	15,659	16,577
Liability for uncertain tax positions (Note 17)	13,797	—
Accrued interest on Senior Notes and notes payable	3,059	—
Accrued insurance expense	9,180	—
Other	32,149	28,261
	$210,009	$190,682